Taxation	12 Months Ended
Dec. 31, 2019
Taxation
Taxation

22.          Taxation

(i)	Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	PRC Enterprise Income Tax (“EIT”)

The PRC enterprise income tax is calculated based on the taxable income determined under the PRC laws and accounting standards.

Under the Enterprise Income Tax (“EIT”) Law, which became effective on January 1, 2008, foreign invested enterprises and domestic enterprises are subject to a unified EIT rate of 25%. In accordance with the implementation rules of the EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%, a “Software Enterprise” (“SE”) is entitled exemption from income taxation for the first two years, counting from the year the enterprise makes profit, and reduction by half for the next three years, and a certificate of National Key Software Enterprise ("NKSE") is entitled a preferential tax rate of 10%.

Shenzhen Xunlei has been recognised as NKSE and was eligible for a preferential tax rate of 10% for year ended December 31, 2017, Shenzhen Xunlei has also been recognized as HNTE and entitled to preferential tax rate of 15% for the years ended December 31, 2017, 2018 and 2019, a lower preferential tax rate of 10% was adopted for the year ended December 31, 2017. Onething and Wangwenhua have been recognized as HNTE and entitled to preferential tax rate of 15% for the years ended December 31, 2017, 2018 and 2019.

During the year ended December 2017, Xunlei Computer was eligible for a 50% deduction from a tax rate of 25% as it was recognized as SE and entitled to the preferential tax treatment since 2014. Xunlei Computer has been recognized as HNTE and entitled to preferential tax rate of 15% for the year ended December 31, 2018 and 2019.

According to a policy of the PRC State Tax Bureau, enterprises that engage in research and development activities are entitled to claim 175% of the research and development expenses incurred in a year as tax deductible expenses in determining their tax assessable profits for that year (“R&D Super Deduction”).

The other PRC subsidiaries and Consolidated VIEs are subject to a 25% EIT rate.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC are subject to PRC withholding tax, or WHT, at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is generally applicable to any dividends to be distributed from Giganology Shenzhen and Xunlei Computer to the Company out of any profits of Giganology Shenzhen and Xunlei Computer derived after January 1, 2008. Up to December 31, 2019, both Giganology Shenzhen and Xunlei Computer did not declare any dividend to the parent company and have determined that they have no present plan to declare and pay any dividends. The Group currently plans to continue to reinvest its subsidiaries’ undistributed earnings, if any, in its operations in China indefinitely. Accordingly, no withholding income tax was accrued or required to be accrued for the years ended December 31, 2017, 2018 and 2019.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2019, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

The current and deferred portions of income tax expense included in the consolidated statements of operations are as follows:

Continuing operations	Years ended December 31,
(In thousands)	2017	2018	2019
Current income tax (benefits)/expenses	(38)	(471)	315
Deferred income tax (benefits)/expenses	(2,214)	382	4,361
Income tax (benefits)/expenses	(2,252)	(89)	4,676

The aggregate amount and per share effect of the tax holidays and concession are as follows:

	Years ended December 31,
	2017	2018	2019
Aggregate dollar effect (In thousands)	(4,102)	(3,776)	(3,856)
Per share effect—basic	(0.01)	(0.01)	(0.01)
Per share effect—diluted	(0.01)	(0.01)	(0.01)

The reconciliation of total tax benefit computed by applying the respective statutory income tax rates to pre-tax loss is as follows:

Continuing operations	Years ended December 31,
(In thousands)	2017	2018	2019
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	(11,617)	(10,384)	(11,886)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	1,341	485	788
Non-deductible expenses	32	245	228
Effect of Super Deduction	(546)	(881)	(1,920)
Effect of tax holidays and tax concessions	4,102	3,776	3,856
Change in valuation allowance of deferred tax assets	6,748	6,720	13,180
Effect on deferred tax assets due to change in tax rates	—	(167)	—
Outside basis difference arising from VIE and its subsidiaries in the PRC	(652)	—	—
Expiration of tax loss	—	562	400
Others	(1,660)	(445)	30
Income tax (benefits)/expenses	(2,252)	(89)	4,676

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances at December 31, 2018 and 2019 are as follows:

(In thousands)	December 31, 2018	December 31, 2019
Deferred tax assets, non-current portion:
Net operating losses carried forward (note a)	20,479	27,712
Impairment of long-term equity investment	1,760	4,061
Allowance for advance to suppliers	351	346
Impairment of property and equipment	32	14
Impairment of other receivables	2,126	1,553
Impairment of accounts receivable	1,094	1,140
Impairment of inventories	29	549
Valuation allowance	(20,181)	(34,257)
Deferred tax assets, non-current portion, net (note b)	5,690	1,118

Deferred tax liabilities, non-current portion:
Deferred credit arising from asset acquisition	(1,366)	(1,179)

Notes:

(a)    As of December 31, 2019, the Group had tax loss carryforwards of USD166,447,000 which can be carried forward to offset future taxable income and will expire during the period from 2020 to 2025.

(b)     As at December 31, 2018 and 2019, the deferred tax assets and liabilities balances are expected to be recoverable as follows:

Deferred tax assets

(In thousands)	2018	2019
Within one year	2,092	133
After one year	3,598	985
	5,690	1,118

Deferred tax liabilities

(In thousands)	2018	2019
Within one year	(167)	(165)
After one year	(1,199)	(1,014)
	(1,366)	(1,179)

Movement of valuation allowance is as follows:

	Years ended December 31,
(In thousands)	2017	2018	2019
Beginning balance	(9,851)	(16,599)	(20,181)
Additions	(6,748)	(3,582)	(14,076)
Ending balance	(16,599)	(20,181)	(34,257)

In 2018, valuation allowance was provided for net operating loss carryforwards of Onething, Xunlei Games, Beijing Xunjing and Crystal Interactive because it was more likely than not that such deferred tax assets will not be realized based on the Group's estimate of their future taxable income, and the fact that the these entities were not included in the tax strategy plan.

In 2019, valuation allowance was provided for net operating loss carryforwards of all the group entities except for Giganology Shenzhen because it was more likely than not that such deferred tax assets will be realized based on the Group's estimate of future taxable income of those companies.

As of December 31, 2019, the tax returns of the Group’s subsidiaries, VIE and its subsidiaries since their respective dates of incorporation are still open to examination.